Related Party Transactions (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			11 Months Ended	12 Months Ended
	Dec. 13, 2013	Nov. 24, 2014	Jun. 30, 2014	May 31, 2011	Nov. 18, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Oct. 02, 2014
Convertible promissory notes face value								$ 23,400
Convertible promissory notes interest rate								7.50%
Warrants to purchase shares of common stock (in dollars per share)								$ 5.00
Convertible notes converted into common stock (in dollars per share)						$ 5.00			$ 5.00
Convertible notes payable to unrelated parties			$ 200
Accrued interest related to notes and warrants			8,000
Common stock conversion shares			5,200,000
Convertible promissory notes accrued interest								$ 24,700
Warrants to purchase shares of common stock						927,152	927,152
Interest expense to Related Party					$ 1,500			1,200
Scientific research cost						$ 1	$ 1
Exercise of stock options to purchase shares	200,000
Exercise of stock options to purchase shares amount	$ 100					$ 2,782	506	$ 345
Exercise of stock options to purchase shares expiration date	Dec. 31, 2018
Exercise of stock options to purchase shares interest rate	1.64%
Forgiveness of notes receivable from an officer for stock option exercises							423		$ 423
Mr. Jonathan Will McGuire [Member]
Exercise of stock options to purchase shares				100,000
Exercise of stock options to purchase shares amount				$ 319
Exercise of stock options to purchase shares expiration date				May 31, 2016
Exercise of stock options to purchase shares interest rate				2.26%
Mr. Mann [Member]
Principle amount of unsecured loan							$ 3,000			$ 2,000
Interest rate on unsecured loan							1.50%
Repayment of unsecured loan		$ 2,000
Interest payable		$ 4,000